Note 31 - Supplemental Disclosures of Cash Flow Information - Schedule of Supplemental Cash Flow Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes paid (refunds received)	€ 289	€ 407	€ 585
Interest paid	87	49	41
Interest received	17	12	7
Financing lease obligations incurred	203	427	484
Operating lease obligations incurred	3,483
Operating cash flow from operating leases	828
Operating cash flow from finance leases	29
Financing cash flow from finance leases	€ 396	€ 358	€ 297